SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER ORDINARY SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Ordinary Shares Subject to Redemption [Member]
Allocation of net income	$ 116,579		$ 1,017,391			$ 159,314
Basic weighted average shares outstanding	6,600,000	1,500,000	6,600,000	1,500,000		1,341,758
Basic net income per share	$ 0.02	$ 0.00	$ 0.15	$ 0.00		$ 0.12
Allocation of net income	$ 116,579		$ 1,017,391			$ 159,314
Diluted weighted average shares outstanding	6,600,000	1,500,000	6,600,000	1,500,000		1,341,758
Diluted net income per share	$ 0.02	$ 0.00	$ 0.15	$ 0.00		$ 0.12
Ordinary Shares not Subject to Redemption [Member]
Allocation of net income	$ 41,364		$ 368,573		$ (10,113)	$ 221,497
Basic weighted average shares outstanding	2,341,815		2,391,000		1,725,000	1,865,478
Basic net income per share	$ 0.02	$ 0.00	$ 0.15	$ 0.00	$ (0.01)	$ 0.12
Allocation of net income	$ 41,364		$ 368,573		$ (10,113)	$ 221,497
Diluted weighted average shares outstanding	2,341,815		2,391,000		1,725,000	1,865,478
Diluted net income per share	$ 0.02	$ 0.00	$ 0.15	$ 0.00	$ (0.01)	$ 0.12